Intangible Assets, Net - Summary of Estimated Aggregate Amortization Expenses (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	$ 15,711
2019	9,850
2020	4,514
2021	1,228
2022	1,225
Thereafter	4,805
Total	37,333
Licensing Fee [Member]
Finite-Lived Intangible Assets [Line Items]
2018	9,795
2019	4,070
2020	2,447
Total	16,312
IP Right [Member]
Finite-Lived Intangible Assets [Line Items]
2018	4,268
2019	4,268
2020	712
Total	9,248
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
2018	1,068
2019	1,068
2020	1,068
2021	1,068
2022	1,068
Thereafter	4,805
Total	10,145
Others [Member]
Finite-Lived Intangible Assets [Line Items]
2018	580
2019	444
2020	287
2021	160
2022	157
Total	$ 1,628